Performance Management - Sector Rotation Fund	Jan. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com /NAVFX .
The Fund was reorganized on June 27, 2011, from a series of the World Funds Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of Starboard Investment Trust (the “Trust), a Delaware statutory trust (the “Reorganization”). The performance information shown below includes information for the Predecessor Fund. The Predecessor Fund commenced operations on December 30, 2009. Shareholders of the Predecessor Fund approved the Reorganization on June 22, 2011 and received shares of the Fund on June 27, 2011. The performance information shown below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objectives and strategies and substantially the same investment policies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund, and, theoretically, would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.36% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -20.81% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Period Ended December 31, 2024	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (12/31/2009)
Sector Rotation Fund
Return Before Taxes	21.38%	9.91%	9.07%	9.13%
Return After taxes on Distributions	18.33%	8.44%	7.48%	7.43%
Return After taxes on Distributions and Sale of Shares	12.85%	7.34%	6.78%	6.87%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	14.15%	13.09%	12.46%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns Period Ended December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	https://fundinfopages.com /NAVFX